UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-4108

                       Oppenheimer Value Fund/VA
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


           Registrant's telephone number, including area code: (303) 768-3200
                                                               --------------

            Date of fiscal year end:  December 31
                                      -----------

            Date of reporting period: January 1, 2004 - June 30, 2004



ITEM 1.  REPORTS TO STOCKHOLDERS.

STATEMENT OF INVESTMENTS   June 30, 2004 / Unaudited
--------------------------------------------------------------------------------

                                                                MARKET VALUE
                                                        SHARES    SEE NOTE 1
------------------------------------------------------------------------------
COMMON STOCKS--98.7%
------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--11.1%
------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--2.2%
McDonald's Corp.                                         2,630     $  68,380
------------------------------------------------------------------------------
MEDIA--8.9%
Liberty Media Corp., Cl. A                              13,020       117,050
------------------------------------------------------------------------------
Liberty Media International, Inc.,
A Shares 1                                                 652        24,189
------------------------------------------------------------------------------
UnitedGlobalCom, Inc., Cl. A 1                          19,250       139,755
                                                                   -----------
                                                                     280,994

------------------------------------------------------------------------------
CONSUMER STAPLES--6.1%
------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--2.0%
Costco Wholesale Corp.                                   1,530        62,837
------------------------------------------------------------------------------
TOBACCO--4.1%
Altria Group, Inc.                                       2,630       131,632
------------------------------------------------------------------------------
ENERGY--8.6%
------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--1.0%
Halliburton Co.                                          1,040        31,470
------------------------------------------------------------------------------
OIL & GAS--7.6%
BP plc, ADR                                              2,900       155,353
------------------------------------------------------------------------------
Kinder Morgan, Inc.                                        640        37,946
------------------------------------------------------------------------------
LUKOIL, Sponsored ADR                                      370        38,850
------------------------------------------------------------------------------
YUKOS, ADR                                                 270         8,573
                                                                   -----------
                                                                     240,722

------------------------------------------------------------------------------
FINANCIALS--27.9%
------------------------------------------------------------------------------
COMMERCIAL BANKS--8.6%
Bank of America Corp.                                    2,034       172,117
------------------------------------------------------------------------------
Wells Fargo & Co.                                        1,730        99,008
                                                                   -----------
                                                                     271,125

------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--10.3%
Citigroup, Inc.                                          2,000        93,000
------------------------------------------------------------------------------
Franklin Resources, Inc.                                   890        44,571
------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                                  530        28,609
------------------------------------------------------------------------------
Morgan Stanley                                           1,690        89,181
------------------------------------------------------------------------------
SLM Corp.                                                1,690        68,361
                                                                   -----------
                                                                     323,722

------------------------------------------------------------------------------
INSURANCE--7.0%
Genworth Financial, Inc., Cl. A 1                        1,450        33,278
------------------------------------------------------------------------------
Platinum Underwriters Holdings Ltd.                      1,170        35,603
------------------------------------------------------------------------------
Prudential Financial, Inc.                               2,360       109,669
------------------------------------------------------------------------------
UnumProvident Corp.                                      2,700        42,930
                                                                   -----------
                                                                     221,480

                                                                MARKET VALUE
                                                        SHARES    SEE NOTE 1
------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--2.0%
Fannie Mae                                                 270     $  19,267
------------------------------------------------------------------------------
Freddie Mac                                                710        44,943
                                                                   -----------
                                                                      64,210

------------------------------------------------------------------------------
HEALTH CARE--3.2%
------------------------------------------------------------------------------
BIOTECHNOLOGY--3.2%
MedImmune, Inc. 1                                        2,900        67,860
------------------------------------------------------------------------------
Wyeth                                                      900        32,544
                                                                   -----------
                                                                     100,404

------------------------------------------------------------------------------
INDUSTRIALS--18.5%
------------------------------------------------------------------------------
AEROSPACE & DEFENSE--8.5%
Boeing Co.                                                 820        41,894
------------------------------------------------------------------------------
Empresa Brasileira de Aeronautica
SA, ADR                                                  1,720        49,175
------------------------------------------------------------------------------
Raytheon Co.                                             4,980       178,135
                                                                   -----------
                                                                     269,204

------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--3.0%
Cendant Corp.                                            3,900        95,472
------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--7.0%
General Electric Co.                                     4,540       147,096
------------------------------------------------------------------------------
Tyco International Ltd.                                  2,180        72,245
                                                                   -----------
                                                                     219,341

------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--11.5%
------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--6.0%
Hewlett-Packard Co.                                      2,890        60,979
------------------------------------------------------------------------------
International Business Machines Corp.                    1,470       129,581
                                                                   -----------
                                                                     190,560

------------------------------------------------------------------------------
IT SERVICES--1.0%
Unisys Corp. 1                                           2,350        32,618
------------------------------------------------------------------------------
SOFTWARE--4.5%
Compuware Corp. 1                                        4,800        31,680
------------------------------------------------------------------------------
Take-Two Interactive Software, Inc. 1                    3,560       109,078
                                                                   -----------
                                                                     140,758

------------------------------------------------------------------------------
MATERIALS--3.7%
------------------------------------------------------------------------------
CHEMICALS--2.6%
Dow Chemical Co.                                           360        14,652
------------------------------------------------------------------------------
Praxair, Inc.                                            1,730        69,044
                                                                   -----------
                                                                      83,696

------------------------------------------------------------------------------
METALS & MINING--1.1%
Inco Ltd. 1                                              1,000        34,560


        4 | OPPENHEIMER VALUE FUND/VA

                                                                 MARKET VALUE
                                                        SHARES     SEE NOTE 1
------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--3.6%
------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--2.6%
IDT Corp., Cl. B 1                                       4,480    $    82,611
------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--1.0%
Vodafone Group plc,
Sponsored ADR                                            1,450         32,045
------------------------------------------------------------------------------
UTILITIES--4.5%
------------------------------------------------------------------------------
ELECTRIC UTILITIES--3.4%
AES Corp. (The) 1                                        7,690         76,362
------------------------------------------------------------------------------
PG&E Corp. 1                                             1,090         30,455
                                                                  ------------
                                                                      106,817

------------------------------------------------------------------------------
GAS UTILITIES--1.1%
Sempra Energy                                            1,000         34,429
                                                                  ------------
Total Common Stocks (Cost $2,651,682)                             $ 3,119,087


                                                     PRINCIPAL   MARKET VALUE
                                                        AMOUNT     SEE NOTE 1
------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--1.4%
------------------------------------------------------------------------------
Undivided interest of 0.003% in joint repurchase
agreement (Principal Amount/Market Value
$1,249,774,000, with a maturity value of
$1,249,822,255) with UBS Warburg LLC, 1.39%,
dated 6/30/04, to be repurchased at $43,002
on 7/1/04, collateralized by Federal Home
Loan Mortgage Corp., 4.50%, 6/1/19, with
a value of $340,921,875 and Federal National
Mortgage Assn., 4.50%--5%, 4/1/19--3/1/34,
with a value of $937,433,252
(Cost $43,000)                                       $  43,000    $    43,000

------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE
(COST $2,694,682)                                        100.1%     3,162,087
------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                     (0.1)        (2,433)
------------------------------------------------------------------------------
NET ASSETS                                               100.0%   $ 3,159,654
                                                     =========================

FOOTNOTE TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


        5 | OPPENHEIMER VALUE FUND/VA

STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------

June 30, 2004
------------------------------------------------------------------------------
ASSETS
------------------------------------------------------------------------------
Investments, at value (cost $2,694,682)--see accompanying
statement of investments                                          $ 3,162,087
------------------------------------------------------------------------------
Cash                                                                      846
------------------------------------------------------------------------------
Receivables and other assets:
Investments sold                                                       33,624
Interest and dividends                                                  4,246
Other                                                                   2,454
                                                                  ------------
Total assets                                                        3,203,257

------------------------------------------------------------------------------
LIABILITIES
------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased                                                  24,634
Legal, auditing and other professional fees                             9,014
Shareholder communications                                              7,759
Trustees' compensation                                                  2,000
Other                                                                     196
                                                                  ------------
Total liabilities                                                      43,603

------------------------------------------------------------------------------
NET ASSETS                                                        $ 3,159,654
                                                                  ============

------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
------------------------------------------------------------------------------
Par value of shares of beneficial interest                        $       250
------------------------------------------------------------------------------
Additional paid-in capital                                          2,384,840
------------------------------------------------------------------------------
Accumulated net investment loss                                        (5,766)
------------------------------------------------------------------------------
Accumulated net realized gain on investments                          312,925
------------------------------------------------------------------------------
Net unrealized appreciation on investments                            467,405
                                                                  ------------
NET ASSETS--applicable to 249,799 shares of beneficial
interest outstanding                                              $ 3,159,654
                                                                  ============

------------------------------------------------------------------------------
NET ASSET VALUE, REDEMPTION PRICE PER SHARE AND OFFERING
PRICE PER SHARE                                                   $     12.65

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


        6 | OPPENHEIMER VALUE FUND/VA

STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended June 30, 2004
------------------------------------------------------------------------------
INVESTMENT INCOME
------------------------------------------------------------------------------
Dividends (net of foreign withholding taxes of $339)              $    30,889
------------------------------------------------------------------------------
Interest                                                                  337
                                                                  ------------
Total investment income                                                31,226

------------------------------------------------------------------------------
EXPENSES
------------------------------------------------------------------------------
Management fees                                                        14,031
------------------------------------------------------------------------------
Legal, auditing and other professional fees                            10,887
------------------------------------------------------------------------------
Shareholder communications                                              6,976
------------------------------------------------------------------------------
Trustees' compensation                                                  2,287
------------------------------------------------------------------------------
Custodian fees and expenses                                                 5
------------------------------------------------------------------------------
Other                                                                   1,512
                                                                  ------------
Total expenses                                                         35,698
Less reduction to custodian expenses                                       (5)
                                                                  ------------
Net expenses                                                           35,693

------------------------------------------------------------------------------
NET INVESTMENT LOSS                                                    (4,467)

------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
------------------------------------------------------------------------------
Net realized gain on investments                                      314,924
------------------------------------------------------------------------------
Net change in unrealized appreciation on investments                 (271,609)

------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS              $    38,848
                                                                  ============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


        7 | OPPENHEIMER VALUE FUND/VA

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                          SIX MONTHS         PERIOD
                                                                                               ENDED          ENDED
                                                                                       JUNE 30, 2004   DECEMBER 31,
                                                                                         (UNAUDITED)         2003 1
--------------------------------------------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                                             $    (4,467)   $     8,769
--------------------------------------------------------------------------------------------------------------------
Net realized gain                                                                            314,924        123,023
--------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                                       (271,609)       739,014
                                                                                         ---------------------------
Net increase in net assets resulting from operations                                          38,848        870,806

--------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------
Dividends from net investment income                                                         (10,068)            --
--------------------------------------------------------------------------------------------------------------------
Distributions from net realized gain                                                        (125,022)            --

--------------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from beneficial interest transactions       (614,910)     3,000,000

--------------------------------------------------------------------------------------------------------------------
NET ASSETS
--------------------------------------------------------------------------------------------------------------------
Total increase (decrease)                                                                   (711,152)     3,870,806
--------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                        3,870,806            --
                                                                                         ---------------------------
End of period (including accumulated net investment income (loss) of $(5,766) and
$8,769, respectively)                                                                    $ 3,159,654    $ 3,870,806
                                                                                         ===========================

1. For the period from January 2, 2003 (commencement of operations) to December 31, 2003.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


        8 | OPPENHEIMER VALUE FUND/VA

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                        SIX MONTHS        PERIOD
                                                             ENDED         ENDED
                                                     JUNE 30, 2004  DECEMBER 31,
NON-SERVICE SHARES                                     (UNAUDITED)        2003 1
-----------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------
Net asset value, beginning of period                      $ 12.90        $ 10.00
-----------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                                 (.02)           .03
Net realized and unrealized gain                              .22           2.87
                                                          -------------------------
Total from investment operations                              .20           2.90
-----------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                         (.03)            --
Distributions from net realized gain                         (.42)            --
                                                          -------------------------
Total dividends and/or distributions to shareholders         (.45)            --
-----------------------------------------------------------------------------------
Net asset value, end of period                            $ 12.65        $ 12.90
                                                          =========================

-----------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                           1.55%         29.00%
-----------------------------------------------------------------------------------

-----------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------
Net assets, end of period (in thousands)                  $ 3,160        $ 3,871
-----------------------------------------------------------------------------------
Average net assets (in thousands)                         $ 3,758        $ 3,205
-----------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income (loss)                                (0.24)%         0.27%
Total expenses                                               1.91% 4        1.39% 4
-----------------------------------------------------------------------------------
Portfolio turnover rate                                        53%           120%

1. For the period from January 2, 2003 (commencement of operations) to December 31, 2003.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


        9 | OPPENHEIMER VALUE FUND/VA

NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Value Fund/VA (the Fund) is a separate series of Oppenheimer Variable Account Funds (the Trust), an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek long-term growth of capital by investing primarily in common stocks with low price-earnings ratios and better-than-anticipated earnings. The Trust's investment advisor is OppenheimerFunds, Inc. (the Manager). As of June 30, 2004, the majority of the Non-Service shares were owned by the Manager.

      The Fund currently offers Non-Service shares only. The class is sold at offering price, which is the net asset value per share, to separate investment accounts of participating insurance companies as an underlying investment for variable life insurance policies, variable annuity contracts or other investment products.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars as of the close of The New York Stock Exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

      Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.


        10 | OPPENHEIMER VALUE FUND/VA

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provisions are required, however, during the six months ended June 30, 2004, the Fund paid federal excise tax of $1,754.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

      As of December 31, 2003, the Fund had no estimated capital loss carryforward.

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund does purchase shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
EXPENSE OFFSET ARRANGEMENT. The reduction of custodian fees, if applicable, represents earnings on cash balances maintained by the Fund.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.



        11 | OPPENHEIMER VALUE FUND/VA

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

2. SHARES OF BENEFICIAL INTEREST

The Trust has authorized an unlimited number of $0.001 par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

                                       SIX MONTHS ENDED JUNE 30, 2004    PERIOD ENDED DECEMBER 31, 2003 1
                                                  SHARES       AMOUNT               SHARES         AMOUNT
-------------------------------------------------------------------------------------------------------------
NON-SERVICE SHARES
Sold                                                  --   $       --              300,000   $ 3,000,000
Dividends and/or distributions reinvested         10,679      135,090                   --            --
Redeemed                                         (60,880)    (750,000)                  --            --
                                            -----------------------------------------------------------------
Net increase (decrease)                          (50,201)  $ (614,910)             300,000   $ 3,000,000
                                            =================================================================

1. For the period from January 2, 2003 (commencement of operations) to December 31, 2003.

--------------------------------------------------------------------------------

3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended June 30, 2004, were $1,943,139 and $2,668,745, respectively.

--------------------------------------------------------------------------------

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.75% of the first $200 million of average annual net assets, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million and 0.60% of average annual net assets over $800 million.

--------------------------------------------------------------------------------
ADMINISTRATION SERVICES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee.

      Additionally, funds offered in variable annuity separate accounts are subject to minimum fees of $10,000 for assets of $10 million or more. The Fund is subject to the minimum fee in the event that the per account fee does not equal or exceed the applicable minimum fee.

--------------------------------------------------------------------------------
PAYMENTS AND WAIVERS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets of the Fund. This undertaking may be amended or withdrawn at any time.


        12 | OPPENHEIMER VALUE FUND/VA

ITEM 2.  CODE OF ETHICS

         Not applicable to semiannual reports.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

         Not applicable to semiannual reports.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

         Not applicable to semiannual reports.

ITEM 5.  NOT APPLICABLE

ITEM 6.  SCHEDULE OF INVESTMENTS

         Not applicable

ITEM 7.  NOT APPLICABLE

ITEM 8.  NOT APPLICABLE

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

         The Board is responsible for approving nominees for election as trustees. To assist in this task, the Board has designated the Audit Committee as the nominating committee for the Board. It reviews and recommends nominees to the Board. The Committee is comprised entirely of disinterested trustees as defined in Section 2(a)(19) of the Investment Company Act of 1940.

The Audit Committee charter describes the responsibilities of the Committee in nominating candidates for election as independent Trustees of the Registrant. The Registrant's Board has adopted a written charter for the Committee. A current copy of the Audit Committee charter is available to shareholders on the OppenheimerFunds website at www.oppenheimerfunds.com.

Under the current policy, if the Board determines that a vacancy exists or is likely to exist on the Board, the Audit Committee of the Board will consider candidates for Board membership including recommended by Registrant shareholders. The Audit Committee will consider nominees recommended by independent Board members or recommended by any other Board members including Board members affiliated with the Registrant's investment advisors. The Committee may, upon Board approval, retain an executive search firm to assist in screening potential candidates. Upon Board approval, the Audit Committee may also use the services of legal, financial, or other external counsel that it deems necessary or desirable in the screening process. Shareholders wishing to submit a nominee for election to the Board may do so by mailing their submission to the offices of OppenheimerFunds, Inc., 6803 South Tucson Way, Centennial, CO 80112, to the attention of the Board of Trustees of the named Registrant, c/o the Secretary of the Registrant.

The Committee's process for identifying and evaluating nominees for trustees includes a number of factors. In screening candidates for board membership, whether the candidate is suggested by Board members, shareholders or others, the Committee considers the candidate's professional experience, soundness of judgment, integrity, ability to make independent, analytical inquiries, collegiality, willingness and ability to devote the time required to perform Board activities adequately, ability to represent the interests of all shareholders of the Registrant, and diversity relative to the board's composition. Candidates are expected to provide a mix of attributes, experience, perspective and skills necessary to effectively advance the interests of shareholders.

 ITEM 10.  CONTROLS AND PROCEDURES

         (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940 (17 CFR 270.30a-2(c)) as of June 30, 2004,
              registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

         (b) There have been no significant changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11.  EXHIBITS.

         (A) EXHIBIT ATTACHED HERETO. (ATTACH CODE OF ETHICS AS EXHIBIT)(NOT APPLICABLE TO SEMIANNUAL REPORTS)

         (B) EXHIBITS ATTACHED HERETO. (ATTACH CERTIFICATIONS AS EXHIBITS)